Average Annual Total Returns{- Fidelity® Contrafund®} - 12.31 Fidelity Contrafund Retail PRO-07 - Fidelity® Contrafund®	Fidelity Contrafund-Retail Class Return Before Taxes Past 1 year	Fidelity Contrafund-Retail Class Return Before Taxes Past 5 years	Fidelity Contrafund-Retail Class Return Before Taxes Past 10 years	Fidelity Contrafund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Contrafund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Contrafund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Contrafund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Contrafund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Contrafund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	32.58%	18.18%	15.40%	30.13%	16.49%	14.00%	20.89%	14.35%	12.56%	18.40%	15.22%	13.88%